Average Annual Total Returns - Payden California Municipal Social Impact Fund	Feb. 28, 2021
Bloomberg Barclays 7-Year Municipal Bond Index (The returns for each index are before any deduction for taxes, fees or expenses.)
Average Annual Return:
1 Year	5.11%
5 Years	3.46%
10 Years	3.97%
Bloomberg Barclays California Intermediate Municipal Bond Index (The returns for each index are before any deduction for taxes, fees or expenses.)
Average Annual Return:
1 Year	4.92%
5 Years	3.27%
10 Years	4.18%
Investor Class
Average Annual Return:
1 Year	5.57%
5 Years	3.87%
10 Years	4.09%
Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	4.88%
5 Years	3.47%
10 Years	3.27%
Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.16%
5 Years	3.34%
10 Years	3.61%